Significant Accounting Policies - Statement of Cash Flows (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Cash and cash equivalents	$ 204,921	$ 257,911	$ 181,758
Restricted cash, current (Note 8)	6,435	7,169	5,121
Restricted cash, non-current (Note 8)	2,521	8,420	8,883
Cash and cash equivalents and restricted cash at end of period shown in the statement of cash flows	$ 213,877	$ 273,500	$ 195,762	$ 222,053